PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2017	Apr. 30, 2016
Property, Plant and Equipment, Gross	$ 1,725,405		$ 1,647,745
Less accumulated depreciation and amortization	(1,402,762)		(1,409,945)
Property, Plant and Equipment, Net	322,643	$ 296,675	237,800
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross	$ 98,550		74,265
Furniture and fixtures [Member] | Maximum [Member]
Estimated useful life (years)	7 years
Furniture and fixtures [Member] | Minimum [Member]
Estimated useful life (years)	5 years
Computers and software [Member]
Property, Plant and Equipment, Gross	$ 302,843		283,928
Computers and software [Member] | Maximum [Member]
Estimated useful life (years)	3 years
Computers and software [Member] | Minimum [Member]
Estimated useful life (years)	2 years
Vehicles [Member]
Property, Plant and Equipment, Gross	$ 914,217		909,175
Vehicles [Member] | Maximum [Member]
Estimated useful life (years)	7 years
Vehicles [Member] | Minimum [Member]
Estimated useful life (years)	5 years
Machinery and equipment [Member]
Property, Plant and Equipment, Gross	$ 118,106		88,689
Estimated useful life (years)	5 years
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	$ 291,689		$ 291,688
Leasehold improvements [Member] | Maximum [Member]
Estimated useful life (years)	3 years
Leasehold improvements [Member] | Minimum [Member]
Estimated useful life (years)	2 years